[GREENBERG TRAURIG, LLP LETTERHEAD]

Anthony J. Marsico
(212) 801-9362
marsicoa@gtlaw.com

January 11, 2005

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Wireless Telecom Group, Inc.
         Preliminary Proxy Materials on Schedule 14A
         Commission File No. 1-11916
         ---------------------------

Ladies and Gentlemen:

         On behalf of Wireless Telecom Group, Inc., a New Jersey corporation
(the "Registrant"), we transmit herewith for filing with the Securities and
Exchange Commission (the "Commission"), pursuant to Rule 101(a)(iii) of
Regulation S-T under the Commission's Electronic Data Gathering and Retrieval
System and Section 14 of, and Rule 14a-6(a) of Regulation 14A under, the
Securities Exchange Act of 1934, as amended (the "Exchange Act"), the following preliminary proxy materials:

         (i) The Registrant's Chairman's letter and notice of special meeting relating to a special meeting of the Registrant's shareholders (the "Special
Meeting"), the purpose of which will be for the holders of the Registrant's common stock, $0.01 par value (the "Registrant's Common Stock"), to consider and vote upon (A) a proposal to approve the acquisition of all of the outstanding share capital of Willtek Communications GmbH ("Willtek") by the Registrant, as
contemplated by the stock purchase agreement dated October 5, 2004 by and among the Registrant, Willtek and each of the shareholders of Willtek (the "Stock
Purchase Agreement"), resulting in Willtek becoming a wholly owned subsidiary of the Registrant, and all of the other transactions contemplated by the Stock
Purchase Agreement and the related agreements ancillary thereto (the
"Acquisition"), including the issuance of 8,000,000 shares of the Registrant's
Common Stock to the shareholders of Willtek in the Acquisition as partial consideration for all of the outstanding share capital of Willtek (the
"Issuance"); (B) a proposal to adjourn the Special Meeting, if necessary, to solicit additional proxies in favor of the proposal to approve the

Securities and Exchange Commission
January 11, 2005

Acquisition and the Issuance; and (C) such other matters as may properly come before the Special Meeting;

         (ii) The proxy statement and annexes thereto, constituting a proxy statement of the board of directors of the Registrant for use in soliciting proxies with respect to approval by the holders of the Registrant's Common Stock of the matters to be considered and voted on at the Special Meeting; and

         (iii) A form of proxy to be furnished to the holders of the
Registrant's Common Stock in connection with the Special Meeting.

         Pursuant to Rule 14a-6(e)(1) under the Exchange Act, the preliminary proxy materials have been clearly marked "Preliminary Copies". Pursuant to Rule
14a-6(d) under the Exchange Act, definitive copies of the preliminary proxy materials filed herewith are intended to be released to the holders of the
Registrant's Common Stock entitled to vote at the Special Meeting at the earliest practicable date.

         A filing fee in the amount of $5,992 was sent by wire transfer on
January 10, 2005 to the designated lockbox depositary at Mellon Bank (ABA
#043000261). The Registrant's CIK number with the Commission for fee payments is
0000878828.

         The filing fee has been calculated in accordance with Rules 14a-6(i)(1)
and 0-11 under the Exchange Act and is equal to 1/50th of 1% of the sum of (i)
the product of 8,000,000 (the number of shares of the Registrant's Common Stock to be issued in the Acquisition to shareholders of Willtek) and $2.87 (the average of the high and low prices per share of the Registrant's Common Stock reported on the American Stock Exchange on January 7, 2005), and (ii)
$7,000,000 (the amount of cash consideration to be paid in the Acquisition to shareholders of Willtek).

         The Registrant has not yet established the record date for the Special
Meeting.

         If the Commission's Staff undertakes to review the enclosed filings, the Registrant respectfully hereby requests that any questions or comments be communicated as promptly as practicable so that definitive proxy materials can be released by the Registrant to its shareholders at the earliest practicable date.

Securities and Exchange Commission
January 11, 2005

         In addition, the Registrant respectfully hereby requests that copies of all notices and communications from the Commission's Staff be transmitted to
Paul Genova, the Registrant's President and Chief Financial Officer, at Wireless
Telecom Group, Inc., 25 Eastmans Road, Parsippany, New Jersey 07054, (tel:
201-261-8797; fax: 201-261-8339), with courtesy copies to each of Robert H.
Cohen, Esq. and Anthony J. Marsico, Esq., the Registrant's outside counsel, at
Greenberg Traurig, LLP, The MetLife Building, 200 Park Avenue, New York, New
York 10166 (tel: 212-801-9200; fax: 212-801-6400).

Sincerely,

/s/ Anthony J. Marsico

Anthony J. Marsico

cc:      Karabet Simonyan
         Paul Genova
         Hazem Ben-Gacem
         Dirk Schmuecking
         Cyrille Damany
         Eckehard Mielke
         Robert H. Cohen, Esq.
         Carsten Flasshoff
         Dr. Laurenz Wieneke
         Scott Salpeter
         Timothy Pickett